Convertible Loan Agreements	6 Months Ended
Jun. 30, 2024
Convertible Loan Agreements [Abstract]
CONVERTIBLE LOAN AGREEMENTS

NOTE 8 - CONVERTIBLE LOAN AGREEMENTS:

The Company entered into convertible loan agreements (the “CLA agreements”) in 202o (the “CLA”) and 2023 (the “2023 CLA”) with several lenders (the CLA lenders).

a.	During the first quarter of 2020, the Company entered into convertible loan agreement which latest amendment was signed on July 31, 2023 with several lenders, pursuant to which the CLA Lenders agreed to loan the Company a sum of $2.35 million.

The CLA conversion clauses and interest rate described in the 2023 annual financial statements (see Note 15(a) in the 2023 annual financial statements).

Upon consummation of the IPO, the remaining balance of the 2020 Convertible Loan Agreements (including the accrued interest) converted into 322,476 ordinary shares based upon the initial public offering price of $17.00.as well as 8,087 ordinary shares received upon cashless exercise of warrants.

b.	During 2023 the Company entered into convertible loan agreements, with the CLA Lenders, pursuant to which the CLA Lenders subscribed the Company a sum of $39.0 million.

Upon consummation of the IPO, the remaining balance of the 2023 Convertible Loan Agreements (including the accrued interest) converted into 3,769,855 ordinary shares based upon the IPO price of $17.00 as well as warrants for 1,964,989 ordinary shares with an exercise price of $12.75.

c.	On November 8, 2023 the Group entered a Note Purchase Agreement (the “NPA”) among Chutzpah Holdings Ltd. a related party, (the “Purchaser”) as purchaser, administrative agent and collateral agent. Under the NPA, Purchaser extended a credit facility to the Group in an aggregate principal amount of $60.0 million, that may be utilized and drawn down by way of issuance and sale of senior secured notes (“Notes”) to Purchaser. As of the date of these consolidated financial statements the Group withdrew $25.0 million and the available principal under the NPA is $35.0 million.

On July 1, 2024, pursuant to the request of the Purchaser, the Group repaid the NPA in full, in the amount of $38.6 million, including principal $25.0 million, minimum return $12.5 million and $1.1 million interest. For additional information see Note 15(c) to the 2023 annual financial statements.

The Company applied the Fair Value option to the NPA, see Note 2(dd) in the 2023 annual financial statements.